UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 162.3%
Long-Term Municipal Bonds - 162.3%
California - 149.2%
Assn Bay Area Govt CA Non-prof (Bijou Woods Apts)
Series 01A
5.30%, 12/01/31	$2,735	$2,737,844
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	1,850	1,968,641
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	755	749,572
Bellflower CA Redev Agy MFHR (Bellflower Terrace Apts)
Series 02A
5.50%, 6/01/35	3,000	3,070,410
California Dept Wtr Res Pwr
Series 02A
5.375%, 5/01/22 (Pre-refunded/ETM)	4,000	4,091,040
Series 2010L
5.00%, 5/01/22	3,430	4,217,219
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	1,465	1,818,768
California Ed Fac Auth (California Lutheran Univ)
Series 04C
5.00%, 10/01/24	1,125	1,146,240
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21	260	285,334
California GO
5.25%, 4/01/30	175	175,660
5.25%, 4/01/30 (Pre-refunded/ETM)	8,825	8,897,453
5.30%, 4/01/29 (Pre-refunded/ETM)	1,000	1,106,470
Series 03
5.25%, 2/01/24	1,500	1,602,225
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,770	2,836,729
California Hlth Fac Fin Auth (Lucile Packard Children’s Hosp)
AMBAC Series 03C
5.00%, 8/15/22	1,695	1,754,444
California Infra & Eco Dev Bk (YMCA of Metro Los Angeles)
AMBAC Series 01
5.25%, 2/01/32	6,295	6,361,979
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	3,500	3,625,300
California Pub Wks Brd (Univ of California Lease)
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.25%, 12/01/26	$6,000	$7,232,160
California Statewide CDA (Bentley School)
Zero Coupon, 7/01/50 (a)	7,595	278,964
7.00%, 7/01/40 (a)	2,625	2,453,929
California Statewide CDA (Kaiser Permanente)
Series 02
5.50%, 11/01/32	4,000	4,048,600
Coast CA CCD GO
AGM Series 06B
5.00%, 8/01/23-8/01/24 (b)	6,000	6,716,710
Cucamonga CA SD COP
Series 02
5.125%, 6/01/23	820	841,525
Fontana CA CFD #22 (Fontana CA CFD #22 Sierra Hills South)
Series 04
5.85%, 9/01/25	2,000	2,041,520
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	2,050	2,146,576
Golden St Tobacco Sec CA
XLCA Series 03B
5.50%, 6/01/33 (Pre-refunded/ETM)	1,000	1,066,220
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23 (b)	6,000	6,942,076
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc)
AGM Series 04A
5.25%, 9/01/17	1,000	1,111,000
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	3,000	3,090,150
Long Beach CA Bond Fin Auth (Aquarium of The Pacific)
AMBAC Series 2001
5.00%, 11/01/26	1,565	1,572,496
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	4,200	4,726,638
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,000	1,004,850
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Grand Ctrl)
AMBAC Series 02
5.375%, 12/01/26	6,635	6,643,626
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	1,700	1,961,732
Series A
5.00%, 5/15/27	1,440	1,676,174
Los Angeles CA Harbor Dept

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/26	$5,550	$6,435,336
Los Angeles CA USD GO
NPFGC Series 02E
5.125%, 1/01/27 (Pre-refunded/ETM)	10,000	10,202,300
Los Angeles CA Wstwtr Sys
5.00%, 6/01/26	8,000	9,396,320
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA Mta Sales Tax)
5.00%, 7/01/25	6,700	7,871,160
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	420	444,158
6.00%, 3/01/36	325	343,931
Palo Alto CA Univ Ave AD
Series 02A
5.875%, 9/02/30	8,020	8,145,593
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	1,490	1,541,390
Port of Oakland CA
Series L
5.375%, 11/01/27 (Pre-refunded/ETM)	555	574,647
NPFGC-RE Series 2002L
5.375%, 11/01/27	4,445	4,503,185
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	530	556,607
6.00%, 9/01/30	370	383,265
Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	455	512,312
Salinas Vly CA Solid Wst
AMBAC Series 02
5.25%, 8/01/31	3,930	3,939,078
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)
Series 2010A
5.10%, 9/01/29	2,360	2,529,141
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	2,000	2,203,870
San Diego Cnty CA Wtr Auth
AGM Series 08A
5.00%, 5/01/25	3,140	3,527,382
San Francisco City/Cnty CA Arpt Commn
NPFGC-RE Series 03
5.125%, 5/01/19 (Pre-refunded/ETM)	1,000	1,060,530
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
NPFGC Series 02-28A
5.125%, 5/01/32	2,500	2,503,800
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
NPFGC Series 97
5.25%, 1/15/30	5,000	4,263,150
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/25	$4,000	$4,868,560
Series 2010 PJ-1
5.00%, 7/01/27	2,525	2,930,288
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 04A
5.00%, 6/01/24	2,275	2,343,864
AMBAC Series 05B
5.00%, 6/01/24	665	685,130
Upper Santa Clara VY CA JT Pwr
Series 2011A
5.00%, 8/01/23	3,385	4,077,233

		187,842,504

Nevada - 1.8%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/18	2,055	2,228,339

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (a)(c)	500	411,810

Puerto Rico - 11.0%
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31 (Pre-refunded/ETM)	3,800	3,916,774
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	570,720
Series 04A
5.25%, 7/01/19	900	948,240
Series 06A
5.25%, 7/01/22	500	531,470
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	543,435
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Pre-refunded/ETM)	6,450	6,584,354
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	700	752,724

		13,847,717

Total Long-Term Municipal Bonds (cost $195,429,406)		204,330,370

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (d) (cost $648,867)	648,867	$648,867

Total Investments - 162.8% (cost $196,078,273) (e)		204,979,237
Other assets less liabilities - (5.2)%		(6,501,643)
Preferred Shares at liquidation value - (57.6)%		(72,550,000)

Net Assets Applicable to Common Shareholders - 100.0% (f)		$125,927,594

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$2,300	10/21/16	SIFMA	*	4.129%		$368,674
Merrill Lynch Capital Services, Inc.	3,000	8/9/26	4.063%		SIFMA	*	(883,638)

							$(514,964)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Fair valued.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,115,764 and gross unrealized depreciation of investments was $(1,214,800), resulting in net unrealized appreciation of $8,900,964.
(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2012, the Fund held 71.5% of net assets in insured bonds (of this amount 18.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds). 22.8% of the Fund’s insured bonds were insured by AMBAC.

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District

CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Alliance California Municipal Income Fund

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$198,394,575		$5,935,795		$204,330,370
Short-Term Investments		648,867		– 0	–	– 0	–	648,867

Total Investments in Securities		648,867		198,394,575		5,935,795		204,979,237
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	368,674		368,674
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(883,638)		(883,638)

Total		$648,867		$198,394,575		$5,420,831		$204,464,273

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$4,840,018		$(414,248)		$4,425,770
Accrued discounts/(premiums)	54,622		– 0	–	54,622
Realized gain (loss)	9,192		(63,157)		(53,965)
Change in unrealized appreciation/depreciation	384,010		(100,716)		283,294
Purchases	– 0	–	– 0	–	– 0	–
Sales	(26,013)				(26,013)
Settlements	– 0	–	63,157		63,157
Transfers in to Level 3	673,966		– 0	–	673,966
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$5,935,795		$(514,964)		$5,420,831

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$384,010		$(100,716)		$283,294

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012